Document and Entity Information	12 Months Ended
Jun. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2025
Document Transition Report	false
Document Shell Company Report	false
Securities Act File Number	001-39880
Entity Registrant Name	LuxExperience B.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Einsteinring 9
Entity Address, Postal Zip Code	85609
Entity Address, City or Town	Aschheim
Entity Address, Address Line Two	Munich
Entity Address, Country	DE
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value €0.000015 per share
Trading Symbol	LUXE
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001831907
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	137,261,608
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG AG Wirtschaftsprüfungsgesellschaft
Auditor Firm ID	1021
Auditor Location	Munich, Germany
Business Contact
Document Information [Line Items]
Contact Personnel Name	Charlotte Schwichtenberg
Entity Address, Address Line One	Einsteinring 9
Entity Address, Postal Zip Code	85609
Entity Address, City or Town	Aschheim
Entity Address, Address Line Two	Munich
Entity Address, Country	DE
Contact Personnel Email Address	Investors@luxexperience.com